Borrowings - Summary of Borrowings under Credit Agreement (Parenthetical) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Percentage of initial principal amount of the term loans	0.625%		0.625%			1.25%
Interest expense for the amortization of deferred debt issuance costs	$ 332,990	$ 101,851	$ 570,671	$ 215,658		$ 407,403	$ 239,190
Term Loan
Debt Instrument [Line Items]
Variable interest rate	4.95%				5.26%	5.77%
Delayed Draw Term Loan
Debt Instrument [Line Items]
Variable interest rate	4.95%				5.26%	5.77%
Interest Expense
Debt Instrument [Line Items]
Interest expense for the amortization of deferred debt issuance costs	$ 300,000	$ 100,000	$ 600,000	$ 200,000
Revolving Credit Facility
Debt Instrument [Line Items]
Variable interest rate	4.95%				5.26%	5.77%